Trade accounts receivables - Roll-forward of the expected credit losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	R$ 95,053	R$ 105,989
Closing Balance	97,934	95,053
Trade accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	31,962	21,109
(Provisions)/Reversals, net	(2,585)	(35,202)
Utilisation Allowance Account For Credit Losses Financial Assetss	5,790	24,230
Increase Decrease In Allowance Account For Credi tLosses Financial Assets	1,543	(119)
Closing Balance	R$ 30,300	R$ 31,962